SEGMENT INFORMATION - Each product or service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues generated from each product
Total net revenues	$ 7,468,610	$ 5,277,169	$ 3,476,495
Impairment charges for property, plant and equipment	60,330	6,084	11,854
Impairment charges on investments	357	0	24,060
Project assets impairment	1,674	17,152	369
CSI Solar Segment
Revenues generated from each product
Impairment charges for property, plant and equipment	60,330	6,084	11,854
Impairment charges on investments	357	0	24,060
CSI Solar Segment | Solar modules
Revenues generated from each product
Total net revenues	5,534,379	3,328,301	2,348,724
CSI Solar Segment | Solar system kits
Revenues generated from each product
Total net revenues	538,157	302,133	157,656
CSI Solar Segment | Utility-scale battery storage
Revenues generated from each product
Total net revenues	440,030	222,655	7,899
CSI Solar Segment | Residential battery storage
Revenues generated from each product
Total net revenues	686
CSI Solar Segment | China Energy or Engineering, Procurement and Construction (includes Electricity Sales)
Revenues generated from each product
Total net revenues	35,711	178,830	175,388
CSI Solar Segment | Others
Revenues generated from each product
Total net revenues	98,122	121,167	60,661
Global Energy Segment
Revenues generated from each product
Project assets impairment	1,674	17,152	369
Global Energy Segment | Solar and battery storage power projects
Revenues generated from each product
Total net revenues	761,677	1,064,178	654,827
Global Energy Segment | O&M and asset management services
Revenues generated from each product
Total net revenues	33,776	35,334	26,386
Global Energy Segment | Others (includes electricity sales)
Revenues generated from each product
Total net revenues	$ 26,072	$ 24,571	$ 44,954